Other Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Expenses
Schedule of other expenses

In € thousand	2023	2022	2021
Foreign currency losses	3,027	3,264	1,054
Miscellaneous other items	1	4	982
Total other expenses	3,028	3,268	2,036